Annual Total Returns (Bar Chart) - Small Cap Value Trust (Small Cap Value Trust, Series I, Small Cap Value Trust)	12 Months Ended
May 01, 2011
Small Cap Value Trust | Series I, Small Cap Value Trust
Bar Chart Table:
2001	19.10%
2002	(6.43%)
2003	37.97%
2004	25.45%
2005	9.21%
2006	19.26%
2007	(2.93%)
2008	(26.08%)
2009	28.65%
2010	26.04%